Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4. Property and Equipment, net

Property and equipment, net as of June 30, 2024 and December 31, 2023, consisted of the following:

	June 30, 2024	December 31, 2023

Computers and equipment	$124,678	$124,199
Furniture and fixtures	16,898	16,898
Software	2,026,201	2,026,200
Property and equipment	2,168,297	2,167,297
Accumulated depreciation	(2,152,947)	(2,145,988)
Property and equipment, net	$15,350	$21,309

Depreciation expense for the three months ended June 30, 2024 was $2,831 and was $11,825 for the three months ended June 30, 2023.

Note 5. Property and Equipment, net

Property and equipment, net as of December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
	2023	2022

Computers and equipment	$124,199	$124,199
Furniture and fixtures	16,898	16,898
Software	2,026,200	2,026,200
Property and equipment	2,167,297	2,167,297
Accumulated depreciation	(2,145,988)	(2,059,219)
Property and equipment, net	$21,309	$108,078

Depreciation expense for the years ended December 31, 2023 and 2022 amounted to $90,744 and $160,466, respectively.